OPERATING DATA - Schedule of Trade Accounts Receivable and Allowance for Expected Credit Losses (Details) - Trade accounts receivables - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade accounts receivable	$ 3,072	$ 3,569
Gross amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade accounts receivable	3,208	3,698
Allowance for lifetime expected credit losses
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade accounts receivable	$ (136)	$ (129)